Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes by tax jurisdiction
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Deferred tax expense (benefit)
Ireland	$140,621	$144,532	$141,364
United States	6,510	56,650	(41,163)
The Netherlands	4,136	(7,470)	(8,346)
Other	8,881	(14,188)	14,124
	160,148	179,524	105,979
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	368	1,366	1,562
United States	(2,838)	(29,147)	54,056
The Netherlands	(2,302)	(8,518)	12,843
Other	(7,788)	13,796	(13,100)
	(12,560)	(22,503)	55,361
Current tax (benefit) expense
Ireland	(27)	5,606	4,730
United States	(3,691)	(1,659)	3,166
The Netherlands	(307)	717	1,164
Other	516	3,033	3,096
	(3,509)	7,697	12,156
Provision for income taxes	$144,079	$164,718	$173,496

Schedule of reconciliation of statutory of income tax expense to provision for income taxes
The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018		2017		2016
Income tax expense at statutory income tax rate of 12.5%	$143,866		$154,484		$150,050

Permanent differences	1,016	(a)	23,737	(b)	29,057	(c)
Foreign rate differential	(803)		(13,503)		(5,611)
	213		10,234		23,446
Provision for income taxes	$144,079		$164,718		$173,496

(a)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(c)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

Schedule of foreign rate differential by tax jurisdiction
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	0.0%	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (c)	(7,687)
Income from continuing operations before income tax	$1,150,933

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (d)	(182,481)
Income from continuing operations before income tax	$1,235,872

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
United States	44,238	36.3%	23.8%	10,529
The Netherlands	37,580	25.0%	12.5%	4,698
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
Taxable income	$1,433,480			$(5,611)
Permanent differences (e)	(233,084)
Income from continuing operations before income tax	$1,200,396

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(e)
The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.

Schedule of principal components of deferred tax assets and liabilities
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2018 and 2017:

	As of December 31, 2018
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,612,534)	$254	$5,974	$(887)	$(1,607,193)
Intangibles	(7,011)	(6,108)	—	—	(13,119)
Interest expense	—	(126)	—	—	(126)
Accrued maintenance liability	(3,242)	4,509	—	—	1,267
Obligations under capital leases and debt obligations	(4,255)	—	—	—	(4,255)
Investments	—	(8,619)	—	—	(8,619)
Deferred losses on sale of assets	—	28,770	—	—	28,770
Accrued expenses	—	1,952	—	—	1,952
Valuation allowance	(3,296)	(57,145)	(15,938)	(15,919)	(92,298)
Losses and credits forward	996,676	62,351	28,770	23,018	1,110,815
Other	(77,973)	(1,324)	(1,760)	(2,454)	(83,511)
Net deferred income tax (liabilities) assets	$(711,635)	$24,514	$17,046	$3,758	$(666,317)

	As of December 31, 2017
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,336,757)	$1,553	$9,138	$327	$(1,325,739)
Intangibles	(4,159)	(5,341)	—	—	(9,500)
Interest expense	—	(166)	—	—	(166)
Accrued maintenance liability	(4,362)	4,055	—	—	(307)
Obligations under capital leases and debt obligations	(4,691)	—	—	—	(4,691)
Investments	—	(8,095)	—	—	(8,095)
Deferred losses on sale of assets	—	32,119	—	—	32,119
Accrued expenses	—	7,338	—	—	7,338
Valuation allowance	(2,928)	(59,983)	(18,240)	(23,707)	(104,858)
Losses and credits forward	850,774	59,260	26,047	25,731	961,812
Other	(70,042)	(2,543)	(542)	2,500	(70,627)
Net deferred income tax (liabilities) assets	$(572,165)	$28,197	$16,403	$4,851	$(522,714)

Schedule of movement in valuation allowance for deferred income taxes
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Valuation allowance at beginning of period	$104,858	$127,361
Decrease of allowance to income tax provision	(12,560)	(22,503)
Valuation allowance at end of period	$92,298	$104,858